related party transactions	12 Months Ended
Dec. 31, 2024
related party transactions
related party transactions
30	related party transactions
(a)	Transactions with key management personnel

Our key management personnel, consisting of our Board of Directors and our Executive Team, have authority and responsibility for overseeing, planning, directing and controlling our activities.

Total compensation expense for key management personnel and its composition, included in the Consolidated statements of income and other comprehensive income as Employee benefits expense, is as follows:

Years ended December 31 (millions)	2024	2023
Short-term benefits	$17	$20
Post-employment pension [1] and other benefits	10	12
Share-based compensation [2]	43	39
	$70	$71

1

The members of our Executive Team are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.

2

We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense in respect of restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made awards of share-based compensation in 2024 and 2023 to our key management personnel, as set out in the following table. As most of these awards are cliff-vesting or graded-vesting with multi-year requisite service periods, the related expense is being recognized rateably over a period of years and thus only a portion of the 2024 and 2023 initial awards is included in the amounts in the table above.

	Number of	Notional	Grant-date
Years ended December 31 ($ in millions)	units	value [1]	fair value [1]
2024
TELUS Corporation
Restricted share units	1,465,459	$35	$41
TELUS International (Cda) Inc.
Restricted share units	1,054,899	12	12
		$47	$53
2023
TELUS Corporation
Restricted share units	1,237,272	$34	$36
TELUS International (Cda) Inc.
Restricted share units	353,789	10	10
		$44	$46

1

The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, TELUS Corporation Common Shares or cash. Deferred share units entitle directors to a specified number of TELUS Corporation Common Shares. Deferred share units are settled when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan. As at December 31, 2024 and 2023, no share-based compensation awards accounted for as liabilities were outstanding.

Executive Team employment agreements typically provide for severance payments if an executive’s employment is terminated without cause: generally, 18  months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)	Transactions with defined benefit pension plans

During the year ended December 31, 2024, we provided our defined benefit pension plans with management and administrative services on a cost recovery basis and actuarial services on an arm’s-length basis; the charges for these services amounted to $11 million (2023 – $10 million) and are included net in the Consolidated statements of income and other comprehensive income as Goods and services purchased.

(c)	Transactions with real estate joint ventures

During the years ended December 31, 2024 and 2023, we had recurring and non - recurring transactions with the real estate joint ventures, which are related parties, as set out in Note 21.

During the year ended December 31, 2024, we purchased the TELUS Sky project’s commercial parcel for $157 million in cash. The amount by which the purchase price exceeded the value of our TELUS Sky right-of-use lease assets has been included in our property, plant and equipment additions. Inherent in the application of IFRS 16, Leases, combined with our accounting policy of depreciating right-of-use lease assets on a straight-line basis, our TELUS Sky right-of-use lease assets net book values were less than the associated lease liabilities owed to the joint venture; concurrent with our acquisition of the commercial parcel and the associated cessation of the leases upon applying consolidation accounting, we necessarily: recorded an associated gain of $30 million, as set out in Note 7 (such amount excludes the real estate joint ventures’ comprehensive income (loss) attributable to us, as set out in Note 21 (a)); reversed a provision for rationalization of real estate of $37 million, as set out in Note 16 and Note 25; and reversed a real estate right-of-use lease asset impairment of $23 million, as set out in Note 17.

As at December 31, 2023, we had recorded lease liabilities of $84 million in respect of our TELUS Sky leases presented in the Consolidated statements of financial position as Long-term debt, and, prior to our purchase of the TELUS Sky project’s commercial parcel, monthly cash payments were made in accordance with the lease agreements; as at December 31, 2023, one-third of those amounts was due to our economic interest in the real estate joint venture.